Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Loans Receivable

The following table summarizes the Company’s loans receivable as of December 31:

(Dollar amounts in thousands)	2013	2012
Mortgage loans:
Residential real estate
Single family	$341,775	$326,005
Construction	44,327	46,418
Multi family	37,857	33,472

Total residential real estate	423,959	405,895
Commercial real estate
Commercial	77,366	81,077
Construction	25,971	15,878

Total commercial real estate	103,337	96,955

Subtotal mortgage loans	527,296	502,850

Other loans:
Consumer loans
Home equity loans	82,987	80,418
Dealer auto and RV loans	46,502	46,571
Other loans	6,653	7,896

Total consumer loans	136,142	134,885
Commercial business	52,801	54,445

Subtotal other loans	188,943	189,330

Total loans receivable	716,239	692,180
Less:
Allowance for loan losses	6,805	6,709
Deferred loan fees and net discounts	(2,007)	(1,862)
Loans in process	15,805	15,247

Net loans receivable	$695,636	$672,086

Changes in Allowance for Loan Losses and Recorded Investment in Loans

The following tables present by portfolio segment, the changes in the allowance for loan losses and the recorded investment in loans for the year ended December 31, 2013, 2012 and 2011:

As of December 31, 2013
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$550	$2,075	$1,031	$2,541	$512	$6,709
Charge-offs	19	7	477	60	4	567
Recoveries	-	-	138	25	-	163
Provision	54	197	108	266	(125)	500
Reallocations	(62)	(542)	254	224	126	-

Ending Balance	$523	$1,723	$1,054	$2,996	$509	$6,805

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$384	$2,442	$1,045	$2,115	$551	$6,537
Charge-offs	32	163	562	289	-	1,046
Recoveries	-	-	101	17	-	118
Provision	21	85	40	954	-	1,100
Reallocations	177	(289)	407	(256)	(39)	-

Ending Balance	$550	$2,075	$1,031	$2,541	$512	$6,709

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	478	709	-	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(37)	(453)	242	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

As of December 31, 2013
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending Balance	$523	$1,723	$1,054	$2,996	$509	$6,805

Ending balance: individually evaluated for impairment	$24	$989	$48	$-	$-	$1,061

Ending balance: collectively evaluated for impairment	$499	$734	$1,006	$2,996	$509	$5,744

Loans Receivable:
Ending Balance	$52,801	$103,337	$136,142	$423,959	$-	$716,239

Ending balance: individually evaluated for impairment	$24	$14,385	$407	$2,206	$-	$17,022

Ending balance: collectively evaluated for impairment	$52,777	$88,952	$135,735	$421,753	$-	$699,217

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending Balance	$550	$2,075	$1,031	$2,541	$512	$6,709

Ending balance: individually evaluated for impairment	$-	$1,110	$54	$-	$-	$1,164

Ending balance: collectively evaluated for impairment	$550	$965	$977	$2,541	$512	$5,545

Loans Receivable:
Ending Balance	$54,445	$96,955	$134,885	$405,895	$-	$692,180

Ending balance: individually evaluated for impairment	$-	$13,414	$327	$2,163	$-	$15,904

Ending balance: collectively evaluated for impairment	$54,445	$83,541	$134,558	$403,732	$-	$676,276

Schedule of Credit Exposures by Internally Assigned Grades

As of December 31, 2013
(Dollar amounts in thousands)
	Residential Real Estate Multi – family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial	Total
Pass	$37,857	$40,874	$63,532	$25,971	$52,730	$220,964
Special Mention	-	382	1,283	-	17	1,682
Substandard	-	3,071	12,551	-	54	15,676
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Ending Balance	$37,857	$44,327	$77,366	$25,971	$52,801	$238,322

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Multi – family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial	Total
Pass	$33,472	$41,138	$65,696	$15,878	$53,883	$210,067
Special Mention	-	4,477	1,334	-	527	6,338
Substandard	-	803	14,047	-	35	14,885
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Ending Balance	$33,472	$46,418	$81,077	$15,878	$54,445	$231,290

Performing and Nonperforming Single Family Residential and Consumer Loans Based on Payment Activity

The following tables present performing and nonperforming single family residential and consumer loans based on payment activity for the years ended December 31, 2013 and 2012. Payment activity is reviewed by management on a monthly basis to determine how loans are performing. Loans are considered to be nonperforming when they become 90 days delinquent.

As of December 31, 2013
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer	Total
Performing	$338,370	$82,692	$46,364	$6,588	$474,014
Nonperforming	3,405	295	138	65	3,903

Total	$341,775	$82,987	$46,502	$6,653	$477,917

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer	Total
Performing	$322,662	$80,124	$46,450	$7,787	$457,023
Nonperforming	3,343	294	121	109	3,867

Total	$326,005	$80,418	$46,571	$7,896	$460,890

Schedule of Non-Performing loans Interest Income Recorded and Recognized

For non-performing loans, the interest income that would have been recorded under the original terms of such loans and the interest income actually recognized for the years ended December 31, 2013, 2012 and 2011 are summarized below:

(Dollar amounts in thousands)
	2013	2012	2011
Interest income that would have been recorded	$561	$488	$858
Interest income recognized	175	111	728

Interest income foregone	$386	$377	$130

Aging Analysis of Investment of Past Due Loans Receivable

The following tables include an aging analysis of the investment of past due loans receivable as of December 31, 2013 and 2012:

(Dollar amounts in thousands)
As of December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$653	$319	$3,405	$4,377	$337,398	$341,775	$-
Construction	-	-	-	-	44,327	44,327	-
Multi - family	-	-	-	-	37,857	37,857	-
Commercial Real Estate
Commercial	53	65	4,787	4,905	72,461	77,366	-
Construction	-	-	-	-	25,971	25,971	-
Consumer
Consumer - home equity	156	65	214	435	82,552	82,987	-
Consumer - dealer auto and RV	993	106	136	1,235	45,267	46,502	-
Consumer - other	47	43	65	155	6,498	6,653	-
Commercial	-	-	30	30	52,771	52,801	-

Total	$1,902	$598	$8,637	$11,137	$705,102	$716,239	$-

(Dollar amounts in thousands)
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$887	$420	$3,343	$4,650	$321,355	$326,005	$-
Construction	-	-	-	-	46,418	46,418	-
Multi - family	-	-	-	-	33,472	33,472	-
Commercial Real Estate
Commercial	246	598	3,211	4,055	77,022	81,077	-
Construction	-	-	-	-	15,878	15,878	-
Consumer
Consumer - home equity	219	-	223	442	79,976	80,418	-
Consumer - dealer auto and RV	771	230	104	1,105	45,466	46,571	-
Consumer - other	70	12	109	191	7,705	7,896	-
Commercial	-	2	35	37	54,408	54,445	-

Total	$2,193	$1,262	$7,025	$10,480	$681,700	$692,180	$-

Recorded Investment and Unpaid Principal Balances for Impaired Loans Receivable

The following tables include the recorded investment and unpaid principal balances for impaired loans receivable as of December 31, 2013 and 2012 with the associated allowance for loan losses amount, if applicable.

(Dollar amounts in thousands)

As of December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$3,139	$3,246	$-
Residential single family	1,356	1,356	-
Residential construction loans	850	850	-
Consumer loans
Home Equity	249	253	-
Dealer auto and RV	6	6	-
With an allowance recorded:
Commercial real estate	11,246	11,409	989
Commercial business loans	24	24	24
Consumer loans
Home equity	149	149	45
Dealer auto and RV	3	3	3
Total:
Commercial Real Estate	14,385	14,655	989
Commercial business loans	24	24	24
Residential single family	1,356	1,356	-
Residential construction loans	850	850	-
Consumer	407	411	48

Total	$17,022	$17,296	$1,061

(Dollar amounts in thousands)

As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,433	$5,540	$-
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-
Consumer loans
Home Equity	130	130	-
Dealer auto and RV	14	14	-
With an allowance recorded:
Commercial real estate	7,981	8,144	1,110
Consumer loans
Home equity	179	179	50
Dealer auto and RV	4	4	4
Total:
Commercial Real Estate	13,414	13,684	1,110
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-
Consumer	327	327	54

Total	$15,904	$16,174	$1,164

Average Recorded Investment and Interest Income Recognized on Loans

The following include the average recorded investment and interest income recognized on the loans considered to be impaired during the years ended December 31, 2013, 2012 and 2011:

(Dollar amounts in thousands)

As of December 31, 2013	2013		2012		2011

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$3,147	$83	$5,473	$228	$1,416	$302
Commercial business loans	-	-	-	-	68	10
Residential single family	1,358	9	1,362	9	1,207	61
Residential construction loans	883	33	512	41	-	-
Consumer loans
Home Equity	211	16	57	11	-	-
Dealer auto and RV	9	2	3	3	-	-
With an allowance recorded:
Commercial real estate	10,848	609	8,186	406	7,478	544
Commercial business loans	14	1	-	-	122	3
Consumer loans
Home equity	150	9	166	12	154	9
Dealer auto and RV	3	-	1	1	-	-
Total:
Commercial Real Estate	13,995	692	13,659	634	8,894	846
Commercial business loans	14	1	-	-	190	13
Residential single family	1,358	9	1,362	9	1,207	61
Residential construction loans	883	33	512	41	-	-
Consumer	373	27	227	27	154	9

Schedule of Loans Receivable on Nonaccrual Status

The following table sets forth the loans receivable on nonaccrual status as of December 31, 2013 and December 31, 2012. The balances are presented by class of loans.

(Dollar amounts in thousands)
	2013	2012
Commercial	$30	$35
Commercial Real Estate	4,787	3,432
Residential	3,405	3,403
Consumer
Consumer – Home Equity	214	293
Consumer – Dealer auto and RV	136	121
Consumer – other	65	109

Total	$8,637	$7,393

Summary of Information Relating to Troubled Debt Restructuring by Class of Loans

The following table includes the recorded investment and number of modifications for modified loans, as of December 31, 2013 and 2012.

As of December 31, 2013

(Dollar amounts in thousands)
			Post-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Commercial real estate	11	$2,306	$26	$-	$2,280	$2,306
Commercial business loans	1	25			25	25
Consumer
Home equity	8	148	148	-	-	148

Troubled Debt Restructurings	20	$2,479	$174	$-	$2,305	$2,479

As of December 31, 2012

(Dollar amounts in thousands)
			Post-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential construction	4	$1,053	$1,053	$-	$-	$1,053
Commercial real estate	2	198	198	-	-	198
Consumer
Home equity	7	168	168	-	-	168
Dealer auto and RV	4	18	18	-	-	18

Troubled Debt Restructurings	17	$1,437	$1,437	$-	$-	$1,437